Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Canadian	$ (57)	$ 220
Foreign	935	1,728
Income before income taxes, Total	$ 878	$ 1,948